Consolidated Balance Sheets (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Aug. 31, 2019	Nov. 30, 2018
Statement of Financial Position [Abstract]
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	22,085,856	18,252,243
Common shares, outstanding	22,085,856	18,252,243